UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21852
Columbia Funds Series Trust II
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 345-6611
Date of fiscal year end:
Last Day of

July
Date of reporting period:
January 31, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders
Columbia Short-Term Cash Fund
Semi-Annual Shareholder Report | January 31, 2025
This semi-annual shareholder report contains important information about Columbia Short-Term Cash Fund (the Fund) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia Short-Term Cash Fund	$ 1	0.01% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 14,491,335,128
Total number of portfolio holdings	91
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Tri-party Federal Reserve Bank of New York 02/03/2025 4.390%	41.9%
Credit Agricole 02/11/2025 4.410%	2.9%
Federal Home Loan Banks 02/03/2025 4.380%	2.8%
U.S. Treasury Bills 07/03/2025 4.200%	2.1%
U.S. Treasury Bills 03/13/2025 4.010%	1.9%
General Dynamics Corp. 03/13/2025 4.450%	1.8%
Bank of Nova Scotia 02/14/2025 4.420%	1.7%
Cisco Systems, Inc. 05/02/2025 4.500%	1.5%
Federal Home Loan Banks 10/29/2026 4.550%	1.5%
Federal Agricultural Mortgage Corp. 01/22/2027 4.500%	1.4%
Asset Categories
Availability of Additional Information
Additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, is available upon request.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Short-Term Cash Fund
Semi-Annual Financial Statements and Additional Information
January 31, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Short-Term Cash Fund | 2025

Portfolio of Investments
January 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Commercial Paper 3.1%
Issuer	Yield	Principal Amount ($)	Value ($)
MetLife Short Term Funding LLC(a)
02/03/2025	4.410%	55,000,000	54,980,070
02/13/2025	4.420%	48,000,000	47,924,588
04/17/2025	4.480%	52,798,000	52,309,943
New York Life Short Term Funding(a)
03/05/2025	4.440%	60,000,000	59,760,196
New York Life Short Term Funding LLC(a)
02/04/2025	4.410%	84,250,000	84,209,299
02/12/2025	4.410%	50,000,000	49,927,542
02/26/2025	4.420%	14,500,000	14,454,503
03/11/2025	4.440%	40,000,000	39,810,981
04/16/2025	4.480%	46,500,000	46,075,885
Total Asset-Backed Commercial Paper (Cost $449,497,650)			449,453,007

Asset-Backed Securities - Non-Agency 2.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Carvana Auto Receivables Trust
Series 2024-P4 Class A1
12/10/2025	4.536%	30,186,715	30,186,168
CCG Receivables Trust(a)
Series 2024-1 Class A1
08/14/2025	5.411%	2,092,209	2,093,424
CNH Equipment Trust
Series 2024-C Class A1
10/15/2025	4.903%	62,429,398	62,455,862
DLLAA LLC(a)
Series 2025-1A Class A1
01/20/2026	4.466%	82,000,000	82,013,005
Ford Credit Auto Owner Trust
Series 2024-C Class A1
10/15/2025	4.922%	74,761,538	74,800,609
Harley-Davidson Motorcycle Trust
Series 2024-B Class A1
10/15/2025	4.979%	5,376,051	5,380,055
Hyundai Auto Receivables Trust
Series 2024-C Class A1
10/15/2025	4.750%	18,180,073	18,198,937
Porsche Financial Auto Securitization Trust(a)
Series 2024-1A Class A1
12/22/2025	4.547%	31,695,227	31,698,362
SFS Auto Receivables Securitization Trust(a)
Series 2024-3A Class A1
10/20/2025	4.802%	806,211	806,512
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Volkswagen Auto Loan Enhanced Trust
Series 2024-1 Class A1
11/20/2025	4.622%	56,893,624	56,909,286
Volvo Financial Equipment LLC(a)
Series 2024-1A Class A1
09/15/2025	5.073%	10,308,938	10,319,467
Total Asset-Backed Securities — Non-Agency (Cost $374,729,984)			374,861,687

Certificates of Deposit 0.2%
Issuer	Yield	Principal Amount ($)	Value ($)
Canadian Imperial Bank of Commerce
02/03/2025	4.300%	35,000,000	35,000,058
Total Certificates of Deposit (Cost $35,000,000)			35,000,058

Commercial Paper 21.5%

Aerospace & Defense 2.8%
General Dynamics Corp.(a)
02/04/2025	4.410%	150,000,000	149,927,535
03/13/2025	4.450%	261,450,000	260,150,980
Total			410,078,515
Banking 6.0%
Bank of Nova Scotia(a)
02/14/2025	4.420%	250,000,000	249,576,704
02/18/2025	4.440%	200,000,000	199,563,326
Credit Agricole
02/11/2025	4.410%	425,000,000	424,435,850
Total			873,575,880
Chemicals 0.4%
Air Liquide US LLC(a)
03/13/2025	4.450%	50,000,000	49,751,574
Construction Machinery 3.2%
Caterpillar Financial Services Corp.
02/13/2025	4.420%	50,000,000	49,921,446
02/28/2025	4.420%	48,000,000	47,837,615
John Deere Financial, Inc.(a)
02/05/2025	4.410%	25,000,000	24,984,905
02/10/2025	4.410%	120,000,000	119,855,175
02/28/2025	4.420%	62,000,000	61,790,253
03/13/2025	4.450%	75,000,000	74,627,361
04/02/2025	4.460%	40,000,000	39,703,889
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short-Term Cash Fund  | 2025

Portfolio of Investments (continued)
January 31, 2025 (Unaudited)
Commercial Paper (continued)
Issuer	Yield	Principal Amount ($)	Value ($)
04/15/2025	4.480%	50,000,000	49,550,115
Total			468,270,759
Life Insurance 1.2%
MetLife Short Term Funding LLC(a)
03/04/2025	4.440%	50,000,000	49,806,233
New York Life Capital Corp.(a)
04/11/2025	4.470%	38,280,000	37,954,396
04/14/2025	4.480%	20,372,000	20,191,205
05/05/2025	4.500%	35,701,000	35,291,664
Prudential Funding LLC
02/03/2025	4.410%	10,000,000	9,996,376
03/03/2025	4.430%	25,000,000	24,906,198
Total			178,146,072
Pharmaceuticals 2.8%
Novartis Finance Corp.(a)
02/04/2025	4.410%	33,500,000	33,483,816
Sanofi SA(a)
02/10/2025	4.410%	80,000,000	79,903,450
02/14/2025	4.420%	95,500,000	95,338,301
03/14/2025	4.450%	100,000,000	99,490,993
03/21/2025	4.450%	95,700,000	95,131,407
Total			403,347,967
Retailers 0.6%
Walmart, Inc.(a)
02/03/2025	4.410%	87,825,000	87,793,175
Technology 4.5%
Apple, Inc.(a)
02/19/2025	4.440%	87,000,000	86,799,351
03/04/2025	4.440%	143,000,000	142,445,827
Cisco Systems, Inc.(a)
03/19/2025	4.450%	198,000,000	196,871,779
05/02/2025	4.500%	225,000,000	222,503,665
Total			648,620,622
Total Commercial Paper (Cost $3,120,047,103)			3,119,584,564

Repurchase Agreements 42.8%

Tri-party Federal Reserve Bank of New York
dated 01/31/2025, matures 02/03/2025,
repurchase price $6,077,151,563 (collateralized by U.S. Treasury Securities, Total Market Value $6,077,151,565)
	4.390%	6,075,000,000	6,074,929,996
Repurchase Agreements (continued)
Issuer	Yield	Principal Amount ($)	Value ($)
Tri-party RBC Dominion Securities, Inc.
dated 01/31/2025, matures 02/03/2025,
repurchase price $130,046,908 (collateralized by U.S. Treasury Securities, Total Market Value $132,600,003)
	4.390%	130,000,000	129,999,368
Total Repurchase Agreements (Cost $6,205,000,000)			6,204,929,364

Treasury Bills 7.5%

United States 7.5%
U.S. Treasury Bills
02/11/2025	3.130%	100,000,000	99,905,879
02/27/2025	3.830%	135,000,000	134,618,927
03/04/2025	3.910%	20,000,000	19,931,707
03/13/2025	4.010%	268,000,000	266,798,795
03/27/2025	4.070%	660,000	655,973
04/17/2025	4.110%	100,000,000	99,151,684
07/03/2025	4.200%	310,000,000	304,632,927
07/31/2025	4.230%	65,000,000	63,664,296
10/02/2025	4.150%	100,000,000	97,298,185
Total			1,086,658,373
Total Treasury Bills (Cost $1,086,437,180)			1,086,658,373

U.S. Government & Agency Obligations 18.6%

Federal Agricultural Mortgage Corp.(b)
SOFR + 0.200% 07/21/2025	4.550%	39,000,000	39,011,292
SOFR + 0.060% 08/06/2025	4.460%	70,000,000	69,967,523
SOFR + 0.070% 08/07/2025	4.470%	110,000,000	109,953,400
SOFR + 0.200% 08/07/2025	4.600%	118,000,000	118,023,379
SOFR + 0.070% 08/26/2025	4.420%	15,000,000	14,991,880
SOFR + 0.200% 10/06/2025	4.560%	68,900,000	68,897,543
SOFR + 0.145% 01/22/2027	4.500%	200,000,000	199,778,302
Federal Agricultural Mortgage Corp.
10/02/2025	4.530%	55,000,000	54,933,464
10/22/2025	4.590%	80,000,000	79,955,314
12/09/2025	4.500%	50,000,000	49,970,100
Federal Home Loan Banks
02/03/2025	4.380%	406,200,000	406,053,670
03/14/2025	4.410%	115,000,000	114,419,077
11/14/2025	4.520%	50,000,000	49,989,921
11/14/2025	4.640%	50,000,000	49,982,477
11/24/2025	4.540%	91,800,000	91,770,221
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Short-Term Cash Fund  | 2025

Portfolio of Investments (continued)
January 31, 2025 (Unaudited)
U.S. Government & Agency Obligations (continued)
Issuer	Yield	Principal Amount ($)	Value ($)
Federal Home Loan Banks(b),(c)
SOFR + 0.000% 07/03/2025	4.380%	187,000,000	186,961,500
Federal Home Loan Banks(b)
SOFR + 0.170% 08/20/2026	4.560%	125,000,000	125,040,869
SOFR + 0.190% 10/29/2026	4.550%	211,300,000	211,441,284
Federal Home Loan Banks Discount Notes
03/05/2025	4.400%	102,000,000	101,595,852
03/19/2025	4.420%	50,000,000	49,716,920
04/10/2025	4.470%	55,000,000	54,539,592
04/25/2025	4.480%	75,000,000	74,234,572
05/08/2025	4.500%	35,000,000	34,586,105
06/16/2025	4.460%	50,000,000	49,183,001
Federal Home Loan Mortgage Corp.(b)
SOFR + 0.110% 03/05/2026	4.500%	127,000,000	126,724,051
Federal Home Loan Mortgage Corp. Discount Notes
02/03/2025	4.290%	87,500,000	87,469,142
Federal National Mortgage Association(b)
SOFR + 0.135% 08/21/2026	4.520%	71,000,000	71,053,175
Total U.S. Government & Agency Obligations (Cost $2,690,964,450)			2,690,243,626

U.S. Treasury Obligations 1.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury(b)
3-month U.S. Treasury Index + 0.245% 01/31/2026	4.485%	100,000,000	100,179,958
3-month U.S. Treasury Index + 0.182% 07/31/2026	4.422%	75,000,000	75,106,703
Total U.S. Treasury Obligations (Cost $175,024,041)			175,286,661

Total Investments in Securities (Cost: $14,136,700,408)	14,136,017,340
Other Assets & Liabilities, Net	355,317,788
Net Assets	14,491,335,128
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2025, the total value of these securities amounted to $3,138,870,856, which represents 21.66% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of January 31, 2025.
(c)	Represents a security purchased on a when-issued basis.
Abbreviation Legend
SOFR	Secured Overnight Financing Rate
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short-Term Cash Fund  | 2025

Portfolio of Investments (continued)
January 31, 2025 (Unaudited)
Fair value measurements   (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Commercial Paper	—	449,453,007	—	449,453,007
Asset-Backed Securities - Non-Agency	—	374,861,687	—	374,861,687
Certificates of Deposit	—	35,000,058	—	35,000,058
Commercial Paper	—	3,119,584,564	—	3,119,584,564
Repurchase Agreements	—	6,204,929,364	—	6,204,929,364
Treasury Bills	—	1,086,658,373	—	1,086,658,373
U.S. Government & Agency Obligations	—	2,690,243,626	—	2,690,243,626
U.S. Treasury Obligations	—	175,286,661	—	175,286,661
Total Investments in Securities	—	14,136,017,340	—	14,136,017,340
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Short-Term Cash Fund  | 2025

Statement of Assets and Liabilities
January 31, 2025 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $7,931,700,408)	$7,931,087,976
Repurchase agreements (cost $6,205,000,000)	6,204,929,364
Cash	584,014,403
Receivable for:
Interest	14,460,126
Prepaid expenses	58,950
Total assets	14,734,550,819
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	187,000,000
Distributions to shareholders	55,326,260
Compensation of chief compliance officer	1,524
Compensation of board members	6,234
Other expenses	55,519
Deferred compensation of board members	826,154
Total liabilities	243,215,691
Net assets applicable to outstanding capital stock	$14,491,335,128
Represented by
Paid in capital	14,493,166,639
Total distributable earnings (loss)	(1,831,511)
Total - representing net assets applicable to outstanding capital stock	$14,491,335,128
Shares outstanding	14,493,492,639
Net asset value per share	0.9999
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short-Term Cash Fund  | 2025

Statement of Operations
Six Months Ended January 31, 2025 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$88,557
Interest	409,446,994
Total income	409,535,551
Expenses:
Custodian fees	40,523
Shareholder reports and communication	4,144
Accounting services fees	15,658
Legal fees	109,255
Fidelity and surety fees	40,795
Commitment fees for bank credit facility	49,661
Compensation of chief compliance officer	1,524
Compensation of board members	97,214
Deferred compensation of board members	69,343
Other	8,070
Total expenses	436,187
Net investment income	409,099,364
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	36,548
Net realized gain	36,548
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	1,181,574
Net change in unrealized appreciation (depreciation)	1,181,574
Net realized and unrealized gain	1,218,122
Net increase in net assets resulting from operations	$410,317,486
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Short-Term Cash Fund  | 2025

Statement of Changes in Net Assets

	Six Months Ended January 31, 2025 (Unaudited)	Year Ended July 31, 2024
Operations
Net investment income	$409,099,364	$945,446,635
Net realized gain	36,548	25,348
Net change in unrealized appreciation (depreciation)	1,181,574	2,771,899
Net increase in net assets resulting from operations	410,317,486	948,243,882
Distributions to shareholders
Net investment income and net realized gains	(409,205,186)	(946,228,092)
Total distributions to shareholders	(409,205,186)	(946,228,092)
Increase (decrease) in net assets from capital stock activity	(3,154,187,357)	224,395,855
Total increase (decrease) in net assets	(3,153,075,057)	226,411,645
Net assets at beginning of period	17,644,410,185	17,417,998,540
Net assets at end of period	$14,491,335,128	$17,644,410,185

	Six Months Ended		Year Ended
	January 31, 2025 (Unaudited)		July 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Shares sold	45,398,075,203	45,388,927,978	80,447,696,955	80,426,596,880
Shares redeemed	(48,552,872,567)	(48,543,115,335)	(80,223,346,789)	(80,202,201,025)
Total net increase (decrease)	(3,154,797,364)	(3,154,187,357)	224,350,166	224,395,855
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short-Term Cash Fund  | 2025

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return is not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year.
	Six Months Ended January 31, 2025 (Unaudited)	Year Ended July 31,
		2024	2023	2022	2021	2020
Per share data
Net asset value, beginning of period	$0.9998	$0.9997	$0.9995	$0.9999	$1.0000	$0.9999
Income from investment operations:
Net investment income	0.0247	0.0542	0.0415	0.0035	0.0009	0.0132
Net realized and unrealized gain (loss)	0.0000 (a)	0.0001	0.0001	(0.0001)	(0.0000)(a)	0.0001
Total from investment operations	0.0247	0.0543	0.0416	0.0034	0.0009	0.0133
Less distributions to shareholders from:
Net investment income	(0.0246)	(0.0542)	(0.0414)	(0.0038)	(0.0010)	(0.0132)
Total distributions to shareholders	(0.0246)	(0.0542)	(0.0414)	(0.0038)	(0.0010)	(0.0132)
Net asset value, end of period	$0.9999	$0.9998	$0.9997	$0.9995	$0.9999	$1.0000
Total return	2.48%	5.56%	4.22%	0.38%	0.10%	1.32%
Ratios to average net assets
Total gross expenses	0.01%	0.01%	0.01%	0.00%(a)	0.01%	0.00%(a)
Total net expenses	0.01%	0.01%	0.01%	0.00%(a)	0.01%	0.00%(a)
Net investment income	4.89%	5.42%	4.13%	0.35%	0.09%	1.32%
Supplemental data
Net assets, end of period (in thousands)	$14,491,335	$17,644,410	$17,417,999	$17,023,018	$20,154,518	$14,286,658

Notes to Financial Highlights
(a)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Short-Term Cash Fund  | 2025

Notes to Financial Statements
January 31, 2025 (Unaudited)
Note 1. Organization
Columbia Short-Term Cash Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The Trust may issue an unlimited number of shares (without par value). Investments in the Fund may be made only by investment companies, common or commingled trust funds, or similar organizations or persons that are accredited investors within the meaning of Regulation D under the Securities Act of 1933, as amended.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or its results of operations. The intent of the ASU 2023-07 is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures.
The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may
Columbia Short-Term Cash Fund  | 2025

Notes to Financial Statements (continued)
January 31, 2025 (Unaudited)
also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
The Fund calculates its net asset value to four decimals (e.g., $1.0000) using market-based pricing and operates with a floating net asset value. Although the Fund is a money market fund, the net asset value of the Fund will fluctuate with changes in the values of the Fund’s portfolio securities. As a result, the Fund’s net asset value may be above or below $1.0000. Prior to October 1, 2016, the Fund maintained a stable net asset value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Repurchase agreements
The Fund may invest in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of January 31, 2025:
	Federal Reserve Bank ($)	RBC Dominion Securities ($)	Total ($)
Assets
Repurchase agreements	6,074,929,996	129,999,368	6,204,929,364
Total financial and derivative net assets	6,074,929,996	129,999,368	6,204,929,364
Total collateral received (pledged) (a)	6,074,929,996	129,999,368	6,204,929,364
Net amount (b)	-	-	-

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.

Columbia Short-Term Cash Fund  | 2025

Notes to Financial Statements (continued)
January 31, 2025 (Unaudited)
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Dividend income is recorded on the ex-dividend date.
Interest income, including amortization of premium and discount, is recognized daily.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.
Columbia Short-Term Cash Fund  | 2025

Notes to Financial Statements (continued)
January 31, 2025 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, subject to the policies set by the Board of Trustees, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Fund does not pay a management fee for the investment advisory or administrative services provided to the Fund, but it may pay taxes, brokerage commissions and nonadvisory expenses.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
The Fund has a Transfer and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, under which the Fund does not pay an annual fee to the Transfer Agent.
Distribution and service fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Fund does not pay the Distributor a fee for the distribution services it provides to the Fund.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2025, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
14,136,700,000	889,000	(1,572,000)	(683,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.

Columbia Short-Term Cash Fund  | 2025

Notes to Financial Statements (continued)
January 31, 2025 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
As noted above, the Fund may only participate in the Interfund Program as a lending fund. The Fund did not lend money under the Interfund Program during the six months ended January 31, 2025.
Note 6. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 24, 2024 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is disclosed as Commitment fees for bank credit facility in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 24, 2024 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended January 31, 2025.
Note 7. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of
Columbia Short-Term Cash Fund  | 2025

Notes to Financial Statements (continued)
January 31, 2025 (Unaudited)
your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. For example, a three-year duration means a bond is expected to decrease in value by 3% if interest rates rise 1% and increase in value by 3% if interest rates fall 1%. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates.  Such actions may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund’s performance and NAV. Any interest rate increases could cause the value of the Fund’s investments in debt instruments to decrease.  Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Money market fund risk
At times of (i) significant redemption activity by shareholders, including, for example, when a single investor or a few large investors make a significant redemption of Fund shares, (ii) insufficient levels of cash in the Fund’s portfolio to satisfy redemption activity, and (iii) disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities, the Fund could be forced to sell portfolio securities at unfavorable prices in order to generate sufficient cash to pay redeeming shareholders. Sales of portfolio securities at such times could result in losses to the Fund. In addition, neither the Investment Manager nor any of its affiliates has a legal obligation to provide financial support to the Fund, and you should not expect that they or any person will provide financial support to the Fund at any time.
The Fund must impose a mandatory liquidity fee on redemptions of Fund shares if daily net redemptions exceed 5% of the Fund’s net assets, unless liquidity costs to fund the redemptions are estimated to be below 1 basis point of the value of the shares redeemed. The Fund may impose a discretionary liquidity fee of up to 2% on redemptions of Fund shares if that fee is determined to be in the best interests of the Fund. The amount of any mandatory liquidity fee will represent a good faith estimate of the costs of liquidating a pro rata portion of each of the Fund’s portfolio holdings to meet the redemptions or 1% of the value of the shares redeemed if such an amount cannot be estimated. Such fees, if imposed, will reduce the amount you receive on redemptions.
Shareholder concentration risk
At January 31, 2025, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Columbia Short-Term Cash Fund  | 2025

Notes to Financial Statements (continued)
January 31, 2025 (Unaudited)
Note 8. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 9. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Short-Term Cash Fund  | 2025

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Columbia Short-Term Cash Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
SAR224_07_R01_(03/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in "Compensation of board members" and "Deferred compensation of board members" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.  Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in "Compensation of chief compliance officer" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	March 25, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	March 25, 2025

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	March 25, 2025

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	March 25, 2025